Federated Bank Loan Core Fund
Portfolio of Investments
September 30, 2019 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—0.5%
		Health Care—0.3%
$2,000,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	$2,000,000
1,750,000		Tenet Healthcare Corp., 144A, 4.625%, 9/1/2024	1,802,377
		TOTAL	3,802,377
		Insurance - P&C—0.1%
1,000,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	996,250
		Packaging—0.1%
625,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	658,563
		TOTAL CORPORATE BONDS (IDENTIFIED COST $6,354,293)	5,457,190
	[1]	FLOATING RATE LOANS—87.4%
		Aerospace/Defense—1.0%
5,755,220		TransDigm, Inc., Term Loan—1st Lien, 4.543% (1-month USLIBOR +2.500%), 6/9/2023	5,748,802
4,653,964		TransDigm, Inc., Term Loan—1st Lien, 4.543% (3-month USLIBOR +2.500%), 5/30/2025	4,641,538
		TOTAL	10,390,340
		Automotive—2.0%
316,693		American Axle & Manufacturing, Inc., Term Loan—1st Lien, 4.530% (3-month USLIBOR +2.250%), 4/6/2024	311,039
1,273,780		American Axle & Manufacturing, Inc., Term Loan—1st Lien, 4.270% (1-month USLIBOR +2.250%), 4/6/2024	1,251,037
1,550,556		Dana, Inc., Term Loan—1st Lien, 4.293% (1-month USLIBOR +2.250%), 2/28/2026	1,559,277
3,910,808		Dexko Global, Inc., Term Loan—1st Lien, 5.543% (1-month USLIBOR +3.500%), 7/24/2024	3,871,700
3,912,819		Dragon Merger Sub LLC, Term Loan—2nd Lien, 10.354% (3-month USLIBOR +8.250%), 7/24/2025	3,912,819
2,000,000		Goodyear Tire & Rubber Co., Term Loan—2nd Lien, 4.060% (1-month USLIBOR +2.000%), 3/7/2025	1,971,790
4,500,000		Panther BF Aggregator 2 LP, Term Loan—1st Lien, 5.543% (1-month USLIBOR +3.500%), 4/30/2026	4,470,480
3,830,707		TI Group Auto Systems LLC, Term Loan—1st Lien, 4.543% (1-month USLIBOR +2.500%), 6/30/2022	3,825,918
		TOTAL	21,174,060
		Building Materials—1.9%
1,950,000		Abc Supply Co., Inc., Term Loan—1st Lien, 4.043% (1-month USLIBOR +2.000%), 10/31/2023	1,951,823
1,933,575		CD&R Waterworks Merger Subsidiary LLC, Term Loan—1st Lien, 4.882% (3-month USLIBOR +2.750%), 8/1/2024	1,921,500
3,018,761		CD&R Waterworks Merger Subsidiary LLC, Term Loan—1st Lien, 4.850% (1-month USLIBOR +2.750%), 8/1/2024	2,999,908
3,796,811		HD Supply, Inc., Term Loan—1st Lien, 3.793% (1-month USLIBOR +1.750%), 10/17/2023	3,815,017
1,965,000		Jeld-Wen, Inc., Term Loan—1st Lien, 4.104% (3-month USLIBOR +2.000%), 12/14/2024	1,968,193
7,414,912		NCI Building Systems, Inc., Term Loan—1st Lien, 5.788% (1-month USLIBOR +3.750%), 4/12/2025	7,275,883
		TOTAL	19,932,324
		Cable Satellite—4.7%
3,919,874		Altice Financing SA, Term Loan—1st Lien, 4.777% (1-month USLIBOR +2.750%), 7/15/2025	3,830,050
5,970,000		Altice US Finance I Corp., Term Loan—1st Lien, 4.277% (1-month USLIBOR +2.250%), 1/15/2026	5,975,970
4,900,063		Charter Communications Operating LLC, Term Loan—1st Lien, 4.050% (3-month USLIBOR +2.000%), 4/30/2025	4,935,295
1,924,453		CSC Holdings LLC, Term Loan—1st Lien, 4.277% (1-month USLIBOR +2.250%), 7/17/2025	1,926,339
1,481,250		CSC Holdings LLC, Term Loan—1st Lien, 4.277% (1-month USLIBOR +2.250%), 4/15/2027	1,486,345
1,481,250		CSC Holdings LLC, Term Loan—1st Lien, 4.527% (1-month USLIBOR +2.500%), 1/25/2026	1,485,072
500,000		CSC Holdings LLC, Term Loan—1st Lien, 4.585% (3-month USLIBOR +2.500%), 4/15/2027	500,938
2,420,407		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 5.803% (1-month USLIBOR +3.750%), 11/27/2023	2,430,621
1,000,000		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 6.553% (1-month USLIBOR +4.500%), 1/2/2024	1,015,310
3,932,463		SFR Group SA, Term Loan—1st Lien, 5.715% (1-month USLIBOR +3.687%), 1/31/2026	3,912,820
11,065,000		Telenet Financing USD LLC, Term Loan—1st Lien, 4.277% (1-month USLIBOR +2.250%), 8/15/2026	11,081,653
4,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 4.527% (1-month USLIBOR +2.500%), 1/15/2026	4,508,212

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Cable Satellite—continued
$6,000,000		Ziggo Secured Finance Partnership, Term Loan—1st Lien, 4.527% (1-month USLIBOR +2.500%), 4/15/2025	$5,995,170
		TOTAL	49,083,795
		Chemicals—4.0%
5,281,028		Alpha 3 BV, Term Loan—1st Lien, 5.104% (3-month USLIBOR +3.000%), 1/31/2024	5,222,937
3,880,956		Axalta Coating Systems US Holdings, Inc., Term Loan—1st Lien, 3.854% (3-month USLIBOR +1.750%), 6/1/2024	3,887,612
3,970,000		Element Solutions, Inc., Term Loan—1st Lien, 4.293% (1-month USLIBOR +2.250%), 1/31/2026	3,988,600
4,331,199		H.B Fuller Co., Term Loan—1st Lien, 4.044% (1-month USLIBOR +2.000%), 10/20/2024	4,319,635
1,995,000		Hexion, Inc., Term Loan—1st Lien, 5.820% (3-month USLIBOR +3.500%), 7/1/2026	1,995,000
5,970,000		Messer Industries USA, Inc., Term Loan—1st Lien, 4.604% (3-month USLIBOR +2.500%), 3/1/2026	5,966,299
77,415		Polar US Borrower LLC, Term Loan—1st Lien, 6.854% (3-month USLIBOR +4.750%), 10/16/2025	75,383
3,396,335		Polar US Borrower LLC, Term Loan—1st Lien, 7.063% (3-month USLIBOR +4.750%), 10/16/2025	3,307,181
4,143,358		PQ Corp., Term Loan—1st Lien, 4.755% (3-month USLIBOR +2.500%), 2/8/2025	4,156,306
4,975,000		Starfruit US Holdco LLC, Term Loan—1st Lien, 5.292% (1-month USLIBOR +3.250%), 10/1/2025	4,884,206
970,000		Versum Materials, Inc., Term Loan—1st Lien, 4.104% (3-month USLIBOR +2.000%), 9/30/2023	972,022
1,094,211		WR Grace & Co-Conn, Term Loan—1st Lien, 3.854% (3-month USLIBOR +1.750%), 4/3/2025	1,098,828
1,875,790		WR Grace & Co-Conn, Term Loan—1st Lien, 3.854% (3-month USLIBOR +1.750%), 4/3/2025	1,883,705
		TOTAL	41,757,714
		Consumer Cyclical Services—1.5%
540,541		Allied Universal Holdco LLC, Term Loan Delayed Draw, 0.000% (3-month USLIBOR +4.250%), 7/12/2026	541,976
5,459,459		Allied Universal Holdco LLC, Term Loan, 6.506% (3-month USLIBOR +4.250%), 7/12/2026	5,473,954
4,398,750		Constellis Holdings LLC, Term Loan—1st Lien, 7.255% (3-month USLIBOR +5.000%), 4/21/2024	2,698,941
3,000,000		Constellis Holdings LLC, Term Loan—2nd Lien, 11.255% (3-month USLIBOR +9.000%), 4/21/2025	639,990
6,324,901		Garda World Security Corp., Term Loan—1st Lien, 5.632% (3-month USLIBOR +3.500%), 5/26/2024	6,338,721
16,218		Garda World Security Corp., Term Loan—1st Lien, 7.500% (1-month USLIBOR +2.500%), 5/26/2024	16,253
415,151		ServiceMaster Co. LLC, Term Loan—1st Lien, 4.543% (1-month USLIBOR +2.500%), 11/8/2023	416,300
		TOTAL	16,126,135
		Consumer Products—2.5%
822,785		BCPE Empire Holdings, Inc., Term Loan—1st Lien, 4.000% (3-month USLIBOR +2.000%), 6/12/2026	813,533
4,177,215		BCPE Empire Holdings, Inc., Term Loan—1st Lien, 6.043% (1-month USLIBOR +4.000%), 6/12/2026	4,130,242
7,425,938		Diamond BC BV, Term Loan—1st Lien, 5.255% (3-month USLIBOR +3.000%), 9/6/2024	7,095,261
5,000,000		Edgewell Personal Care Co., Term Loan—1st Lien, 5.085% (3-month USLIBOR +3.000%), 9/20/2026	5,015,650
1,473,750		Energizer Holdings, Inc., Term Loan—1st Lien, 4.312% (1-month USLIBOR +2.250%), 1/2/2026	1,476,521
1,800,950		Prestige Brands, Inc., Term Loan—1st Lien, 4.043% (1-month USLIBOR +2.000%), 1/26/2024	1,807,542
1,513,363		Serta Simmons Bedding LLC, Term Loan—1st Lien, 5.539% (1-month USLIBOR +3.500%), 11/8/2023	939,042
429,269		Serta Simmons Bedding LLC, Term Loan—1st Lien, 5.557% (1-month USLIBOR +3.500%), 11/8/2023	266,361
4,850,000		Welbilt, Inc., Term Loan—1st Lien, 4.543% (1-month USLIBOR +2.500%), 10/23/2025	4,868,187
		TOTAL	26,412,339
		Diversified Manufacturing—2.2%
4,000,000		Aldevron, LLC., Term Loan—1st Lien, 6.085% (3-month USLIBOR +4.000%), 9/20/2026	4,020,000
4,763,917		Dynacast International LLC, Term Loan—1st Lien, 5.354% (3-month USLIBOR +3.250%), 1/28/2022	4,591,225
2,000,000		Dynacast International LLC, Term Loan—2nd Lien, 10.604% (3-month USLIBOR +8.500%), 1/30/2023	1,940,000
2,015,785		Gardner Denver, Inc., Term Loan—1st Lien, 4.793% (1-month USLIBOR +2.750%), 7/30/2024	2,025,864
3,411,740		Gates Global LLC, Term Loan—1st Lien, 4.793% (1-month USLIBOR +2.750%), 3/31/2024	3,365,614
6,897,469		Titan Acquisition Ltd., Term Loan—1st Lien, 5.043% (1-month USLIBOR +3.000%), 3/28/2025	6,639,607
		TOTAL	22,582,310
		Finance Companies—0.3%
3,000,000		Crown Finance US, Inc., Term Loan—1st Lien, 2.015% (1-month USLIBOR +0.000%), 9/20/2026	2,998,125
		Financial Institutions—1.8%
11,416,237		Sedgwick, Inc., Term Loan—1st Lien, 5.293% (1-month USLIBOR +3.250%), 12/31/2025	11,244,081

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Financial Institutions—continued
$3,990,000		Sedgwick, Inc., Term Loan—1st Lien, 6.043% (1-month USLIBOR +4.000%), 9/4/2026	$4,001,471
3,885,286		WEX, Inc., Term Loan—1st Lien, 4.293% (1-month USLIBOR +2.250%), 5/17/2026	3,912,677
		TOTAL	19,158,229
		Food & Beverage—0.9%
1,428,070		Aramark Services, Inc., Term Loan—1st Lien, 3.793% (1-month USLIBOR +1.750%), 3/28/2024	1,432,532
1,398,994		Aramark Services, Inc., Term Loan—1st Lien, 3.793% (1-month USLIBOR +1.750%), 3/11/2025	1,402,785
2,976,136		Post Holdings, Inc., Term Loan—1st Lien, 4.040% (1-month USLIBOR +2.000%), 5/24/2024	2,988,978
3,763,575		U.S. Foodservice, Inc., Term Loan—1st Lien, 4.043% (1-month USLIBOR +2.000%), 6/27/2023	3,781,998
		TOTAL	9,606,293
		Gaming—3.8%
1,194,828		Affinity Gaming LLC, Term Loan—1st Lien, 5.293% (1-month USLIBOR +3.250%), 7/1/2023	1,163,763
3,000,000		Affinity Gaming LLC, Term Loan—2nd Lien, 10.293% (1-month USLIBOR +8.250%), 1/31/2025	2,881,500
1,673,698		Boyd Gaming Corp., Term Loan—1st Lien, 4.166% (1-week USLIBOR +2.250%), 9/15/2023	1,681,020
4,895,000		Caesars Entertainment Corp., Term Loan—1st Lien, 4.043% (1-month USLIBOR +2.000%), 10/6/2024	4,898,059
6,386,250		Caesars Resort Collection, Term Loan—1st Lien, 4.793% (1-month USLIBOR +2.750%), 12/22/2024	6,351,541
3,373,043		Eldorado Resorts, Inc., Term Loan—1st Lien, 4.313% (1-month USLIBOR +2.250%), 4/17/2024	3,372,351
1,927,581		Golden Entertainment, Inc., Term Loan—1st Lien, 5.060% (1-month USLIBOR +3.000%), 10/20/2024	1,936,015
8,654,629		Mohegan Tribal Gaming Authority, Term Loan—1st Lien, 6.043% (1-month USLIBOR +4.000%), 10/13/2023	8,054,820
2,977,500		Penn National Gaming, Inc., Term Loan—1st Lien, 4.293% (1-month USLIBOR +2.250%), 10/15/2025	2,996,437
3,558,392		Star Group Holdings BV, Term Loan—1st Lien, 5.604% (3-month USLIBOR +3.500%), 7/10/2025	3,578,585
2,825,807		Station Casinos LLC, Term Loan—1st Lien, 4.550% (1-month USLIBOR +2.500%), 6/8/2023	2,841,024
		TOTAL	39,755,115
		Health Care—14.0%
4,803,727		Acadia Healthcare Co., Inc., Term Loan—1st Lien, 4.543% (1-month USLIBOR +2.500%), 2/16/2023	4,816,865
4,303,404		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 5.307% (1-month USLIBOR +3.250%), 4/28/2022	4,038,938
2,456,250		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 6.293% (1-month USLIBOR +4.250%), 3/14/2025	2,306,824
3,042,017		Avantor, Inc., Term Loan—1st Lien, 5.043% (1-month USLIBOR +3.000%), 11/21/2024	3,069,593
2,940,000		Carestream Dental LLC, Term Loan—1st Lien, 5.293% (1-month USLIBOR +3.250%), 9/1/2024	2,868,337
1,276,746		Carestream Health, Inc., Term Loan—1st Lien, 7.793% (1-month USLIBOR +5.750%), 2/28/2021	1,222,484
6,792,517		Carestream Health, Inc., Term Loan—2nd Lien, 11.543% (1-month USLIBOR +9.500%), 6/7/2021	6,520,817
3,335,075		CHG Healthcare Services, Inc., Term Loan—1st Lien, 5.043% (1-month USLIBOR +3.000%), 6/7/2023	3,338,210
5,620,877		Civitas Solutions, Inc., Term Loan—1st Lien, 6.300% (1-month USLIBOR +4.250%), 3/8/2026	5,653,197
350,877		Civitas Solutions, Inc., Term Loan—1st Lien, 6.300% (1-month USLIBOR +4.250%), 3/8/2026	352,895
6,884,721		Endo Luxembourg Finance, Term Loan—1st Lien, 6.295% (1-month USLIBOR +4.250%), 4/27/2024	6,287,713
9,929,987		Enterprise Merger Sub, Inc., Term Loan—1st Lien, 5.793% (1-month USLIBOR +3.750%), 10/10/2025	8,133,255
5,332,627		Grifols Worldwide Operations USA, Inc., Term Loan—1st Lien, 4.196% (1-week USLIBOR +2.250%), 1/31/2025	5,366,222
202,491		HCA, Inc., Term Loan—1st Lien, 3.793% (1-month USLIBOR +1.750%), 3/17/2023	203,365
492,500		HCA, Inc., Term Loan—1st Lien, 4.043% (1-month USLIBOR +2.000%), 3/13/2025	494,748
2,468,750		IMS Health, Inc., Term Loan—1st Lien, 3.854% (3-month USLIBOR +1.750%), 6/11/2025	2,475,317
1,562,364		IMS Health, Inc., Term Loan—1st Lien, 4.104% (3-month USLIBOR +2.000%), 3/7/2024	1,571,152
980,000		IMS Health, Inc., Term Loan—1st Lien, 4.104% (3-month USLIBOR +2.000%), 1/18/2025	986,125
3,922,456		MH Sub I LLC, Term Loan—1st Lien, 5.793% (1-month USLIBOR +3.750%), 9/15/2024	3,903,158
4,000,000		MH Sub I LLC, Term Loan—2nd Lien, 9.543% (1-month USLIBOR +7.500%), 9/15/2025	4,030,000
12,846,129		MPH Acquisition Holdings LLC, Term Loan—1st Lien, 4.854% (3-month USLIBOR +2.750%), 6/7/2023	12,273,384
9,859,014		Ortho-Clinical Diagnostics, Inc., Term Loan—1st Lien, 5.563% (3-month USLIBOR +3.250%), 6/30/2025	9,563,243
4,925,000		Osteon Merger Subsidiary, Inc., Term Loan—1st Lien, 5.793% (1-month USLIBOR +3.750%), 2/14/2025	4,931,156
4,256,010		PCI Pharma Services, Term Loan—1st Lien, 6.110% (3-month USLIBOR +4.000%), 6/30/2023	4,252,031
3,000,000		PCI Pharma Services, Term Loan—2nd Lien, 10.860% (3-month USLIBOR +8.750%), 7/1/2024	3,015,000
3,870,000		Precyse Acquisition Corp., Term Loan—1st Lien, 6.543% (1-month USLIBOR +4.500%), 10/20/2022	3,534,606

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$3,918,831		Radnet Management, Inc., Term Loan—1st Lien, 5.830% (3-month USLIBOR +3.500%), 7/1/2023	$3,938,425
6,937,538		RegionalCare Hospital Partners Holdings, Inc., Term Loan—1st Lien, 6.553% (1-month USLIBOR +4.500%), 11/16/2025	6,954,361
1,745,625		Sotera Health Holdings, LLC, Term Loan—1st Lien, 5.566% (1-month USLIBOR +3.500%), 5/15/2022	1,746,358
7,154,725		SteriGenics—Nordion Holdings LLC, Term Loan - 1st Lien, 5.043% (1-month USLIBOR +3.000%), 5/15/2022	7,093,624
3,650,221		Surgery Center Holdings, Inc., Term Loan—1st Lien, 5.300% (1-month USLIBOR +3.250%), 8/31/2024	3,576,304
10,767,077		Team Health Holdings, Inc., Term Loan—1st Lien, 4.793% (1-month USLIBOR +2.750%), 2/6/2024	8,927,684
2,450,000		UIC Merger Subsidiary, Inc., Term Loan—1st Lien, 5.293% (1-month USLIBOR +3.250%), 8/31/2024	2,421,421
250,000		UIC Merger Subsidiary, Inc., Term Loan—1st Lien, 9.043% (1-month USLIBOR +7.000%), 8/30/2025	248,959
1,741,250		Vizient, Inc., Term Loan—1st Lien, 4.543% (1-month USLIBOR +2.500%), 5/6/2026	1,752,786
4,477,500		VVC Holding Corp., Term Loan—1st Lien, 6.681% (3-month USLIBOR +4.500%), 2/11/2026	4,473,314
		TOTAL	146,341,871
		Independent Energy—1.1%
3,000,000		California Resources Corp., Term Loan—1st Lien, 12.418% (1-month USLIBOR +10.375%), 12/31/2021	2,632,515
3,000,000		California Resources Corp., Term Loan—1st Lien, 6.793% (1-month USLIBOR +4.750%), 12/31/2022	2,685,000
1,891,881		Fieldwood Energy LLC, Term Loan—1st Lien, 7.505% (3-month USLIBOR +5.250%), 4/11/2022	1,648,822
3,350,000		Fieldwood Energy LLC, Term Loan—2nd Lien, 9.505% (3-month USLIBOR +7.250%), 4/11/2023	2,531,109
2,484,712		Ultra Resources, Inc., Term Loan—1st Lien, 6.053% (1-month USLIBOR +3.750%), 4/12/2024	1,661,651
		TOTAL	11,159,097
		Industrial - Other—2.9%
9,189,788		Altra Industrial Motion Corp., Term Loan—1st Lien, 4.043% (1-month USLIBOR +2.000%), 10/1/2025	9,189,788
1,975,000		EPV Merger Subsidiary, Inc., Term Loan—1st Lien, 5.293% (1-month USLIBOR +3.250%), 3/9/2025	1,929,743
1,561,650		EPV Merger Subsidiary, Inc., Term Loan—2nd Lien, 9.293% (1-month USLIBOR +7.250%), 3/9/2026	1,514,800
1,500,000		Excelitas Technologies, Term Loan—2nd Lien, 9.831% (3-month USLIBOR +7.500%), 12/1/2025	1,505,152
6,573,026		Filtration Group Corp., Term Loan—1st Lien, 5.043% (1-month USLIBOR +3.000%), 3/29/2025	6,598,826
2,947,500		Greenrock Finance, Inc., Term Loan—1st Lien, 5.604% (3-month USLIBOR +3.500%), 6/28/2024	2,952,570
1,000,000		IAA Spinco, Inc., Term Loan—1st Lien, 4.335% (3-month USLIBOR +2.250%), 6/28/2026	1,006,250
500,000		KAR Auction Services, Inc., Term Loan—1st Lien, 4.312% (1-month USLIBOR +2.250%), 9/19/2026	502,970
4,962,500		Resideo Funding, Inc., Term Loan—1st Lien, 4.110% (3-month USLIBOR +2.000%), 10/25/2025	4,968,703
		TOTAL	30,168,802
		Insurance - P&C—5.2%
4,798,598		AmWINS Group, Inc., Term Loan—1st Lien, 4.794% (1-month USLIBOR +2.750%), 1/25/2024	4,807,236
1,145,435		AmWINS Group, Inc., Term Loan—1st Lien, 4.807% (1-month USLIBOR +2.750%), 1/25/2024	1,147,497
7,800,685		AssuredPartners, Inc., Term Loan—1st Lien, 5.543% (1-month USLIBOR +3.500%), 10/22/2024	7,779,974
2,845,923		Asurion LLC, Term Loan—1st Lien, 5.043% (1-month USLIBOR +3.000%), 11/3/2023	2,860,153
4,932,500		Asurion LLC, Term Loan—1st Lien, 5.043% (1-month USLIBOR +3.000%), 11/3/2024	4,955,461
5,000,000		Asurion LLC, Term Loan—2nd Lien, 8.543% (1-month USLIBOR +6.500%), 8/4/2025	5,086,875
7,890,075		Hub International Ltd., Term Loan—1st Lien, 5.266% (3-month USLIBOR +3.000%), 4/25/2025	7,811,608
10,282,442		NFP Corp., Term Loan—1st Lien, 5.043% (1-month USLIBOR +3.000%), 1/8/2024	10,118,591
9,558,694		USI, Inc./NY, Term Loan—1st Lien, 5.104% (3-month USLIBOR +3.000%), 5/16/2024	9,413,353
		TOTAL	53,980,748
		Leisure—0.8%
4,975,000		AMC Entertainment Holdings, Inc., Term Loan—1st Lien, 5.230% (6-month USLIBOR +3.000%), 4/22/2026	5,000,547
975,000		Cedar Fair LP, Term Loan—1st Lien, 3.793% (1-month USLIBOR +1.750%), 4/13/2024	979,875
2,358,134		Hoya Midco LLC, Term Loan—1st Lien, 5.543% (1-month USLIBOR +3.500%), 6/30/2024	2,331,605
		TOTAL	8,312,027
		Lodging—1.9%
2,487,500		Aimbridge Acquisition, Co., Term Loan—1st Lien, 5.816% (1-month USLIBOR +3.750%), 2/1/2026	2,487,500
4,902,194		Four Seasons Hotels Ltd., Term Loan—1st Lien, 4.043% (1-month USLIBOR +2.000%), 11/30/2023	4,930,798
1,707,859		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.768% (1-month USLIBOR +1.750%), 6/21/2026	1,719,925

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Lodging—continued
$3,921,275		Intrawest Resorts Holdings, Inc., Term Loan—1st Lien, 5.043% (1-month USLIBOR +3.000%), 7/31/2024	$3,939,666
3,900,000		RHP Hotel Properties LP, Term Loan—1st Lien, 4.330% (3-month USLIBOR +2.000%), 5/11/2024	3,911,583
2,479,962		Wyndham Hotels & Resorts, Inc., Term Loan—1st Lien, 3.793% (1-month USLIBOR +1.750%), 5/30/2025	2,494,607
		TOTAL	19,484,079
		Media Entertainment—6.2%
1,912,976		AVSC Holding Corp., Term Loan—1st Lien, 5.350% (1-month USLIBOR +3.250%), 3/1/2025	1,855,586
1,921,974		AVSC Holding Corp., Term Loan—1st Lien, 5.289% (1-month USLIBOR +3.250%), 3/1/2025	1,864,315
107,519		AVSC Holding Corp., Term Loan—1st Lien, 5.354% (3-month USLIBOR +3.250%), 3/1/2025	104,294
1,500,000		AVSC Holding Corp., Term Loan—1st Lien, 6.585% (3-month USLIBOR +4.500%), 9/26/2026	1,475,625
3,000,000		AVSC Holding Corp., Term Loan—2nd Lien, 9.503% (3-month USLIBOR +7.250%), 9/1/2025	2,872,500
1,526,866		CBS Outdoor Americas Capital LLC / Corp., Term Loan—1st Lien, 4.042% (1-month USLIBOR +2.000%), 3/16/2024	1,537,042
2,078,543		CBS Radio, Inc., Term Loan—1st Lien, 4.803% (1-month USLIBOR +2.750%), 11/17/2024	2,083,740
2,000,000		Clear Channel Outdoor Holdings, Inc., Term Loan, 5.543% (1-month USLIBOR +3.500%), 8/23/2026	2,008,390
7,378,136		Comet Bidco Ltd., Term Loan—1st Lien, 7.124% (3-month USLIBOR +5.000%), 9/30/2024	7,285,910
3,000,000		Cumulus Media News Holdings, Inc., Term Loan—1st Lien, 6.085% (3-month USLIBOR +4.000%), 3/26/2026	3,012,195
2,500,000		Diamond Sports Group LLC / Diamond Sports Finance Co., Term Loan—1st Lien, 5.300% (1-month USLIBOR +3.250%), 8/24/2026	2,517,975
980,000		E.W. Scripps Co., Term Loan—1st Lien, 4.043% (1-month USLIBOR +2.000%), 10/2/2024	976,325
4,696,271		Emerald Expo Holdings, Inc., Term Loan—1st Lien, 4.793% (1-month USLIBOR +2.750%), 5/22/2024	4,605,280
3,253,333		Entravision Communications Corp., Term Loan—1st Lien, 4.793% (1-month USLIBOR +2.750%), 11/30/2024	3,180,133
2,977,500		Gray Television, Inc., Term Loan—1st Lien, 4.831% (3-month USLIBOR +2.500%), 1/2/2026	2,992,179
738,750		Lamar Media Corp., Term Loan—1st Lien, 3.812% (1-month USLIBOR +1.750%), 3/16/2025	742,909
1,093,750		Match Group, Inc., Term Loan—1st Lien, 4.659% (2-month USLIBOR +2.500%), 11/16/2022	1,097,168
136,873		Mission Broadcasting, Inc., Term Loan—1st Lien, 4.281% (1-month USLIBOR +2.250%), 1/17/2024	137,215
4,466,250		NEP/NCP Holdco, Inc., Term Loan—1st Lien, 5.293% (1-month USLIBOR +3.250%), 10/20/2025	4,395,527
4,500,000		NEP/NCP Holdco, Inc., Term Loan—2nd Lien, 9.043% (1-month USLIBOR +7.000%), 10/19/2026	4,417,515
687,089		Nexstar Broadcasting, Inc., Term Loan—1st Lien, 4.293% (1-month USLIBOR +2.250%), 1/17/2024	688,807
3,000,000		Nexstar Broadcasting, Inc., Term Loan—1st Lien, 4.807% (3-month USLIBOR +2.750%), 9/19/2026	3,017,100
972,612		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 4.042% (1-month USLIBOR +2.000%), 10/4/2023	973,220
2,000,000		Sinclair Television Group, Term Loan—1st Lien, 4.540% (1-month USLIBOR +2.500%), 9/30/2026	2,010,840
3,673,749		Urban One, Inc., Term Loan—1st Lien, 6.050% (1-month USLIBOR +4.000%), 4/18/2023	3,566,292
5,000,000		WMG Acquisition Corp., Term Loan—1st Lien, 4.168% (1-month USLIBOR +2.125%), 11/1/2023	5,011,250
		TOTAL	64,429,332
		Midstream—0.5%
1,376,063		Gulf Finance LLC, Term Loan—1st Lien, 7.360% (3-month USLIBOR +5.250%), 8/25/2023	1,054,415
2,304,749		Gulf Finance LLC, Term Loan—1st Lien, 7.360% (1-month USLIBOR +5.250%), 8/25/2023	1,766,026
2,281,091		Summit Midstream Holdings LLC, Term Loan—1st Lien, 8.043% (1-month USLIBOR +6.000%), 5/13/2022	2,241,742
		TOTAL	5,062,183
		Oil Field Services—0.2%
1,777,109		Apergy Corp., Term Loan—1st Lien, 4.713% (1-month USLIBOR +2.500%), 5/9/2025	1,782,671
		Packaging—3.7%
49,535		Anchor Glass Container Corp., Term Loan—1st Lien, 4.794% (1-month USLIBOR +2.750%), 12/7/2023	39,071
923,077		Anchor Glass Container Corp., Term Loan—1st Lien, 4.807% (1-month USLIBOR +2.750%), 12/7/2023	728,077
500,000		Anchor Glass Container Corp., Term Loan—2nd Lien, 9.807% (1-month USLIBOR +7.750%), 12/7/2024	292,188
2,992,500		Berry Global, Inc., Term Loan—1st Lien, 4.549% (1-month USLIBOR +2.500%), 7/1/2026	3,010,410
975,000		Berry Plastics Corp., Term Loan—1st Lien, 4.299% (1-month USLIBOR +2.250%), 1/19/2024	979,817
14,706,969		Bway Corp., Term Loan—1st Lien, 5.589% (3-month USLIBOR +3.250%), 4/3/2024	14,423,051
4,438,395		Charter Nex US, Inc., Term Loan—1st Lien, 5.043% (1-month USLIBOR +3.000%), 5/16/2024	4,402,356
997,500		Charter Nex US, Inc., Term Loan—1st Lien, 5.543% (1-month USLIBOR +3.500%), 5/16/2024	999,784
1,433,417		Flex Acquisition Co., Inc., Term Loan—1st Lien, 5.319% (3-month USLIBOR +3.000%), 12/29/2023	1,384,680

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Packaging—continued
$3,914,073		Flex Acquisition Co., Inc., Term Loan—1st Lien, 5.569% (3-month USLIBOR +3.250%), 6/29/2025	$3,779,527
1,891,425		Fortress Merger Sub., Inc., Term Loan—1st Lien, 6.313% (3-month USLIBOR +4.000%), 10/19/2023	1,867,782
53,575		Fortress Merger Sub., Inc., Term Loan—1st Lien, 6.100% (1-month USLIBOR +4.000%), 10/19/2023	52,905
2,000,000		Fortress Merger Sub., Inc., Term Loan—2nd Lien, 10.813% (3-month USLIBOR +8.500%), 10/21/2024	1,890,000
5,369,314		Trident TPI Holdings, Inc., Term Loan—1st Lien, 5.293% (1-month USLIBOR +3.250%), 10/17/2024	5,205,737
		TOTAL	39,055,385
		Paper—0.2%
2,000,000		Clearwater Paper Corp., Term Loan—1st Lien, 5.312% (3-month USLIBOR +3.250%), 7/26/2026	2,012,500
		Pharmaceuticals—2.8%
8,468,157		Jaguar Holding Co. II, Term Loan—1st Lien, 4.543% (1-month USLIBOR +2.500%), 8/18/2022	8,484,500
5,017,167		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 4.854% (3-month USLIBOR +2.750%), 9/24/2024	3,781,689
4,322,996		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 5.175% (3-month USLIBOR +3.000%), 2/24/2025	3,250,893
7,083,034		Parexel International Corp., Term Loan—1st Lien, 4.793% (1-month USLIBOR +2.750%), 9/27/2024	6,742,801
1,617,308		Syneos Health, Inc., Term Loan—1st Lien, 4.043% (1-month USLIBOR +2.000%), 8/1/2024	1,625,734
5,133,001		Valeant Pharmaceuticals International, Term Loan—1st Lien, 4.788% (1-month USLIBOR +2.750%), 11/27/2025	5,149,376
		TOTAL	29,034,993
		Restaurants—0.6%
5,137,472		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, 4.293% (1-month USLIBOR +2.250%), 2/17/2024	5,160,591
1,455,412		KFC Holding Co., Term Loan—1st Lien, 3.790% (1-month USLIBOR +1.750%), 4/3/2025	1,459,959
		TOTAL	6,620,550
		Retailers—1.2%
486,785		Michaels Stores, Inc., Term Loan—1st Lien, 4.546% (1-month USLIBOR +2.500%), 1/28/2023	476,137
1,355,445		Michaels Stores, Inc., Term Loan—1st Lien, 4.544% (1-month USLIBOR +2.500%), 1/28/2023	1,325,794
3,140,828		Party City Holdings, Inc., Term Loan—1st Lien, 4.550% (1-month USLIBOR +2.500%), 8/19/2022	3,118,591
2,895,000		PETCO Animal Supplies, Inc., Term Loan—1st Lien, 5.505% (3-month USLIBOR +3.250%), 1/26/2023	2,205,368
5,555,102		Talbots, Inc., Term Loan—1st Lien, 9.104% (3-month USLIBOR +7.000%), 11/28/2022	5,457,888
		TOTAL	12,583,778
		Services—1.4%
6,158,718		Altran Technologies SA, Term Loan—1st Lien, 4.405% (3-month USLIBOR +2.250%), 3/21/2025	6,175,101
2,500,000		Emerald TopCo, Inc., Term Loan—1st Lien, 5.543% (1-month USLIBOR +3.500%), 7/26/2026	2,496,875
5,882,177		USIC Holdings, Inc., Term Loan—1st Lien, 5.293% (1-month USLIBOR +3.000%), 12/9/2023	5,845,413
		TOTAL	14,517,389
		Supermarkets—0.3%
2,644,777		Albertsons LLC, Term Loan—1st Lien, 4.793% (1-month USLIBOR +2.750%), 8/17/2026	2,664,375
		Technology—15.8%
3,998,890		Aerial Merger Subsidiary, Inc., Term Loan—2nd Lien, 10.043% (1-month USLIBOR +8.000%), 8/8/2025	3,787,709
1,864,426		Almonde, Inc., Term Loan—1st Lien, 5.696% (3-month USLIBOR +3.500%), 6/16/2024	1,817,909
1,500,000		Almonde, Inc., Term Loan—2nd Lien, 9.446% (1-month USLIBOR +7.250%), 6/13/2025	1,440,945
4,664,930		Applied Systems, Inc., Term Loan—1st Lien, 5.104% (3-month USLIBOR +3.000%), 9/19/2024	4,663,624
1,985,000		Banff Merger Subsidiary, Inc., Term Loan—1st Lien, 6.293% (1-month USLIBOR +4.250%), 10/2/2025	1,913,709
4,975,000		BCPE Rover Merger Sub, Inc., Term Loan—1st Lien, 6.293% (1-month USLIBOR +4.250%), 11/28/2025	4,687,694
4,000,000		BCPE Rover Merger Sub, Inc., Term Loan—2nd Lien, 10.293% (1-month USLIBOR +8.250%), 11/28/2026	3,766,680
2,204,546		Carbonite, Inc., Term Loan—1st Lien, 6.005% (1-month USLIBOR +3.750%), 3/26/2026	2,209,594
4,902,386		CCC Information Services, Inc., Term Loan—1st Lien, 4.800% (1-month USLIBOR +2.750%), 4/27/2024	4,888,365
3,000,000		CCC Information Services, Inc., Term Loan—2nd Lien, 8.793% (1-month USLIBOR +6.750%), 4/27/2025	3,035,250
1,872,130		CDW LLC, Term Loan—1st Lien, 3.800% (1-month USLIBOR +1.750%), 8/17/2023	1,882,193
3,000,000		CommScope, Inc., Term Loan—1st Lien, 5.293% (1-month USLIBOR +3.250%), 4/4/2026	2,994,645
1,989,987		Compuware Corp., Term Loan—1st Lien, 6.043% (1-month USLIBOR +4.000%), 8/23/2025	2,000,773
3,564,329		Diebold, Inc., Term Loan—1st Lien, 4.812% (1-month USLIBOR +2.750%), 11/6/2023	3,392,065

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$2,320,526		Dynatrace LLC, Term Loan—1st Lien, 4.794% (1-month USLIBOR +2.750%), 8/23/2025	$2,333,092
126,316		Dynatrace LLC, Term Loan—1st Lien, 6.750% (3-month US Prime +2.250%), 8/23/2025	127,000
3,967,513		Entergris, Inc., Term Loan—1st Lien, 4.043% (1-month USLIBOR +2.000%), 11/6/2025	3,996,039
7,942,488		Financial & Risk US Holdings, Inc., Term Loan—1st Lien, 5.793% (1-month USLIBOR +3.750%), 10/1/2025	7,993,796
5,860,186		Hyland Software, Inc., Term Loan—1st Lien, 5.293% (1-month USLIBOR +3.250%), 7/1/2024	5,866,778
6,000,000		Hyland Software, Inc., Term Loan—2nd Lien, 9.043% (1-month USLIBOR +7.000%), 7/10/2025	6,039,390
3,061,630		Infor US, Inc., Term Loan—1st Lien, 4.854% (3-month USLIBOR +2.750%), 2/1/2022	3,069,529
3,952,519		Inovalon Holdings, Inc., Term Loan—1st Lien, 5.562% (1-month USLIBOR +3.500%), 4/2/2025	3,980,681
2,175,603		Ivanti Software, Inc., Term Loan—1st Lien, 6.300% (1-month USLIBOR +4.250%), 1/20/2024	2,171,872
1,417,696		JD Power & Associates, Term Loan—1st Lien, 5.793% (1-month USLIBOR +3.750%), 9/7/2023	1,422,126
1,083,333		JD Power & Associates, Term Loan—2nd Lien, 10.543% (1-month USLIBOR +8.500%), 9/7/2024	1,072,500
4,889,510		Kronos, Inc., Term Loan—1st Lien, 5.253% (3-month USLIBOR +3.000%), 11/1/2023	4,903,958
3,500,000		Kronos, Inc., Term Loan—2nd Lien, 10.503% (3-month USLIBOR +8.250%), 11/1/2024	3,567,077
1,500,000		Landesk Software Group, Inc., Term Loan—2nd Lien, 11.050% (1-month USLIBOR +9.000%), 1/23/2025	1,484,063
1,980,025		Lumentum Holdings, Inc., Term Loan—1st Lien, 4.543% (1-month USLIBOR +2.500%), 12/10/2025	1,989,925
718,615		Microchip Technology, Inc., Term Loan—1st Lien, 4.050% (1-month USLIBOR +2.000%), 5/29/2025	721,981
1,000,000		MLN US Holdco LLC, Term Loan—2nd Lien, 10.862% (1-month USLIBOR +8.750%), 11/30/2026	868,335
1,866,667		NCR Corp., Term Loan, 4.585% (3-month USLIBOR +2.500%), 8/28/2026	1,872,500
2,133,333		NCR Corp., Term Loan, 4.585% (3-month USLIBOR +2.500%), 8/28/2026	2,140,000
3,915,075		NeuStar, Inc., Term Loan—1st Lien, 5.543% (1-month USLIBOR +3.500%), 8/8/2024	3,789,793
1,387,895		ON Semiconductor Corp., Term Loan—1st Lien, 4.043% (1-month USLIBOR +2.000%), 9/19/2026	1,395,709
2,360,152		Optiv Security, Inc., Term Loan—1st Lien, 5.293% (1-month USLIBOR +3.250%), 2/1/2024	1,844,860
3,000,000		Optiv Security, Inc., Term Loan—2nd Lien, 9.293% (1-month USLIBOR +7.250%), 2/1/2025	1,458,750
2,992,500		Project Alpha Intermediate Holding, Inc., Term Loan—1st Lien, 6.560% (3-month USLIBOR +4.250%), 4/26/2024	2,999,981
5,000,000		Project Boost Purchaser, LLC, Term Loan—1st Lien, 5.543% (1-month USLIBOR +3.500%), 5/30/2026	4,974,375
2,962,500		Project Deep Blue Holdings LLC, Term Loan—1st Lien, 5.397% (3-month USLIBOR +3.250%), 2/12/2025	2,964,352
3,965,013		Project Leopard Holdings, Inc., Term Loan—1st Lien, 6.449% (1-month USLIBOR +4.250%), 7/7/2023	3,962,534
5,855,225		Rackspace Hosting, Inc., Term Loan—1st Lien, 5.286% (3-month USLIBOR +3.000%), 11/3/2023	5,388,622
1,942,626		RL Merger Subsidiary, Inc., Term Loan—1st Lien, 5.293% (1-month USLIBOR +3.250%), 5/30/2025	1,911,398
2,000,000		RL Merger Subsidiary, Inc., Term Loan—2nd Lien, 9.043% (1-month USLIBOR +7.000%), 5/29/2026	1,931,260
1,945,000		RP Crown Parent LLC, Term Loan—1st Lien, 4.803% (3-month USLIBOR +2.750%), 10/12/2023	1,949,260
3,000,000		S2P Acquisition Borrower, Inc., Term Loan—1st Lien, 6.043% (1-month USLIBOR +4.000%), 8/14/2026	3,003,285
798,573		Sabre GLBL, Inc., Term Loan—1st Lien, 4.043% (1-month USLIBOR +2.000%), 2/22/2024	802,838
1,985,000		Severin Acquisition LLC, Term Loan—1st Lien, 5.459% (3-month USLIBOR +3.250%), 8/1/2025	1,956,882
5,000,000		Star Merger Sub, Inc., Term Loan—1st Lien, 7.053% (1-month USLIBOR +5.000%), 2/8/2026	5,037,050
4,890,189		Tempo Acquisition LLC, Term Loan—1st Lien, 5.043% (1-month USLIBOR +3.000%), 5/1/2024	4,913,637
4,305,176		Tibco Software, Inc., Term Loan—1st Lien, 6.070% (1-month USLIBOR +4.000%), 7/3/2026	4,316,843
2,992,500		Trade Me Group Ltd., Term Loan—1st Lien, 6.354% (3-month USLIBOR +4.250%), 5/7/2026	3,007,463
3,045,040		Trans Union LLC, Term Loan—1st Lien, 4.043% (1-month USLIBOR +2.000%), 4/9/2023	3,059,214
2,967,462		Trans Union LLC, Term Loan—1st Lien, 4.053% (1-month USLIBOR +2.000%), 6/19/2025	2,982,300
2,500,000		Ultimate Software Group, Inc., Term Loan—1st Lien, 5.793% (1-month USLIBOR +3.750%), 5/3/2026	2,517,775
		TOTAL	164,269,978
		Utility - Electric—1.1%
3,632,265		Calpine Construction Finance Co., Term Loan—1st Lien, 4.543% (1-month USLIBOR +2.500%), 1/15/2025	3,641,345
250,000		Calpine Corp., Term Loan—1st Lien, 4.543% (1-month USLIBOR +2.500%), 8/12/2026	250,869
3,990,000		Calpine Corp., Term Loan—1st Lien, 4.860% (3-month USLIBOR +2.750%), 4/5/2026	4,005,222
1,496,098		Vistra Operations Co., LLC, Term Loan—1st Lien, 4.025% (1-month USLIBOR +2.000%), 12/31/2025	1,502,232
2,213,902		Vistra Operations Co., LLC, Term Loan—1st Lien, 4.044% (1-month USLIBOR +2.000%), 12/31/2025	2,222,979
		TOTAL	11,622,647

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Wireless Communications—0.9%
$5,820,305		Sprint Communications, Inc., Term Loan—1st Lien, 4.562% (1-month USLIBOR +2.500%), 2/3/2024	$5,787,565
3,473,750		Sprint Communications, Inc., Term Loan—1st Lien, 5.062% (1-month USLIBOR +3.000%), 2/3/2024	3,469,408
		TOTAL	9,256,973
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $930,465,514)	911,336,157
		EXCHANGE-TRADED FUNDS—3.4%
625,000		Invesco Senior Loan ETF	14,118,750
450,000		SPDR Blackstone/GSO Senior Loan ETF	20,844,000
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $34,951,150)	34,962,750
		INVESTMENT COMPANY—10.8%
112,509,112		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.06%[2] (IDENTIFIED COST $112,530,534)	112,531,614
		TOTAL INVESTMENT IN SECURITIES—102.1% (IDENTIFIED COST $1,084,301,491)	1,064,287,711
		OTHER ASSETS AND LIABILITIES - NET—(2.1)%[3]	(21,890,277)
		TOTAL NET ASSETS—100%	$1,042,397,434
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2019	104,928,764
Purchases/Additions	65,517,131
Sales/Reductions	(57,936,783)
Balance of Shares Held 9/30/2019	112,509,112
Value	$112,531,614
Change in Unrealized Appreciation/Depreciation	$(10,276)
Net Realized Gain/(Loss)	$(811)
Dividend Income	$676,381
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$5,457,190	$—	$5,457,190
Floating Rate Loans	—	911,336,157	—	911,336,157
Exchange-Traded Funds	34,962,750	—	—	34,962,750
Investment Company	112,531,614	—	—	112,531,614
TOTAL SECURITIES	$147,494,364	$916,793,347	$—	$1,064,287,711
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt